SCHEDULE OF REVENUE GENERATED FROM RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Revenues generated from related parties	$ 495,330	$ 843,828
Dongguan Huanhai Trading [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	104,663
Mr Yumin Lin [Member] | Vice President [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties		627
Mr Yumin Lin [Member] | President Chief Executive Officer Secretary Director [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	389	332
Mr. Kaihong Lin [Member] | Chief Financial Officer and Treasurer [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	407	51
Ms. Xiulan Zhou [Member] | Manager of a Subsidiary Ms Yumin Lins Wife [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	63	42
Mr Zihao Ye [Member] | Manager of a Subsidiary Ms Yumin Lins Wife [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	108	442
Mr Naiyong Luo [Member] | Manager of a Subsidiary Ms Yumin Lins Wife [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	5,759	6,434
Mr Hongwei Ye [Member] | Manager of a Subsidiary Ms Yumin Lins Wife [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	6,820	1,225
Shenzhen Da Xing Hua Shang Industry Development Ltd [Member] | Mr. Yumin Lin is the Supervisor of Shenzhen DaXingHuaShang Industry Development Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties		1,257
Shenzhen Da Xing Hua Shang Supply Chain Service Co Ltd [Member] | Subsidiary of Shenzhen Da Xing Hua Shang Industry Development Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties		269,552
Guangdong Shuivijia Distribution Co Ltd [Member] | Lihua Li Supervisor [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	19,619	149
Dongguan Cha Shan Pingfeng [Member] | Manager of a Subsidiary, Shareholder [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	99,119
Dongguan Huanhai Trading [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties		45,262
Dongguan Huaian Guanhua Gong [Member] | Manager of a Subsidiary, Shareholder [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	57,671
Dongguan Huaian Guanhua Gong [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties		21,534
Dongguan Daying [Member] | Manager of a Subsidiary, Shareholder [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	132,737
Dongguan Daying [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties
Dongguan Zhengui [Member] | Manager of a Subsidiary, Shareholder [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	54,730
Dongguan Zhengui [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties		71,428
Guangdong YuexinJiatong [Member] | Manager of a Subsidiary, Shareholder [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties
Guangdong YuexinJiatong [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties		15,267
Dongguan Dalingshan Runxin Drinking Water Store [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties		76,573
Dongguan Anxiang Technology Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties		86,131
Guangdong Jiaduonuo Shengshi Trading Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties		86,374
Dongguan Dalingshan Xinwenhua Drinking Water Store [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties		87,364
Dongguan Tailai Trading [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	$ 13,245	$ 73,784